FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 108,992	$ 80,256
Bank and other financial charges	27,513	22,212
Bridge facility commitment fees	9,275	0
Interest accretion on discounted lease obligations	5,460	4,764
Interest accretion on discounted provisions	494	431
Gain on debt redemption, net of debt breakage fee	(3,475)	0
Net interest expense incurred on bond issuance prior to Hanes transaction close	2,895	0
Foreign exchange (gain) loss	(2,408)	(3,509)
Financial expenses, net (note 16(c))	$ 148,746	$ 104,154